Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued utilities and related expenses (Notes 25 and 28)	₱ 53,433	₱ 48,898
Accrued taxes and related expenses (Note 27)	11,645	9,922
Unearned revenues (Note 22)	8,039	6,990
Liability from redemption of preferred shares (Notes 20 and 28)	7,870	7,883
Accrued employee benefits and other provisions (Notes 25, 26 and 28)	6,599	6,214
Accrued interests and other related costs (Notes 21 and 28)	1,176	1,412
Provision for claims and assessments (Note 27)		897
Others (Note 10)	1,978	10,900
Accrued expenses and other current liabilities	₱ 90,740	₱ 93,116